Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Sep. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of Credit Risk Exposure by Risk Rating Grades for Trade Receivables

Credit risk exposure by risk rating grades for trade receivables is as follows:

	Expected Credit Loss Rate	Gross Carrying Amount	Loss Allowance
Current (not past due)	0.0%	121,375	—
1-30 days past due	0.0%	22,677	—
31-60 days past due	1.6%	8,966	(142)
61-90 days past due	100.0%	1,545	(1,545)
More than 90 days past due	100.0%	1,887	(1,887)
September 30, 2025		156,450	(3,574)
Current (not past due)	0.0%	88,436	—
1-30 days past due	0.0%	16,315	—
31-60 days past due	0.0%	673	—
61-90 days past due	94.1%	555	(522)
More than 90 days past due	100.0%	1,402	(1,402)
September 30, 2024		107,381	(1,924)

Summary of Contractual Undiscounted Future Cash Flow

The following table summarizes the amount of contractual undiscounted future cash flow requirements as of September 30, 2025:

Contractual obligations by fiscal year	On demand	2026	2027	2028	2029	2030	Thereafter	Total
Interest-bearing loans and borrowings (excluding interest)	—	5,090	4,840	4,603	892,699	226,908	—	1,134,140
Tax receivable agreement liability *	416,441	55,929	—	—	—	—	—	472,370
Interest accrued on interest-bearing loan and borrowings **	—	42,652	51,922	52,643	43,500	4,972	—	195,689
Lease liabilities	—	51,481	37,120	24,011	20,483	17,447	80,256	230,798
Derivative liabilities	—	347	—	—	—	—	—	347
Trade and other payables	—	136,003	—	—	—	—	—	136,003
Accrued liabilities	—	32,222	—	—	—	—	—	32,222
Other financial liabilities	—	3,855	—	—	—	—	—	3,855
Total contractual obligations	416,441	327,579	93,882	81,257	956,682	249,327	80,256	2,205,424

* Non-current portion of the Tax receivable agreement liability is reflected as "On demand" as the Company has the option to terminate the agreement with early payment. See Note 16 - Tax Receivable Agreement.

** Interest on loans and borrowings is based on expected forward interest rates.

Summary of Sensitivity Analysis for Foreign Exchange Rates

The USD was the most relevant currency during the periods presented in these consolidated financial statements:

	Exchange rates at
Currency	September 30, 2025	September 30, 2024	September 30, 2023
US Dollar (USD)	1.17	1.12	1.06

Sensitivity Analysis for Foreign Exchange Risk

	Year ended September 30,
	2025	2024	2023
Change in EUR/USD + 10%	8,373	7,187	29,859
Change in EUR/USD - 10%	(10,233)	(8,784)	(36,495)

Amounts Related to Items Designated as Hedged Item

The amounts related to the Original EUR Term Loan designated as the hedged item during the year ended September 30, 2024 were as follows:

Nominal value	Carrying value	Line item in the statement of financial position	Change in fair value used for measuring ineffectiveness for the period	Change in value of hedging instrument recognized in OCI	Hedge ineffectiveness recognized in profit or loss
—	—	Loans and borrowings	(1,469)	(1,469)	—

Gains and losses from cash flow hedges during the year ended September 30, 2024 were as follows:

Cash flow hedge
Gains or losses from changes in fair value of hedging instruments
Recognized in equity	345
Recognized in profit or loss	—
Reclassification from the cash flow hedge reserve to profit or loss
Due to early discontinuation of the hedging relationship	549
Due to realization of the hedged item	1,224

Changes in the cash flow reserve during the year ended September 30, 2024 were as follows:

	Cash flow hedge reserve
	Hedging reserve	Cost of hedging reserve
September 30, 2023	1,611	(1,956)
Effective portion of changes in fair value	(1,469)	41
Amount reclassified to profit or loss	(142)	1,915
Thereof due to early discontinuation of the hedging relationship	(142)	691
Thereof due to realization of the hedged item	—	1,224
September 30, 2024	—	—